Marketable Securities – InterCure Ltd (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities - InterCure Ltd [Abstract]
Schedule of financial instruments
	December 31,
	2022	2021
	U.S. dollars in thousands

Marketable securities - InterCure Ltd	1,627	3,158

Schedule of changes in marketable securities
	December 31,
	2022	2021	2020
	U.S. dollars in thousands

Fair value opening balance	3,158	2,411	2,273
Changes in fair value during the year	(1,531)	747	138

Fair value closing balance	1,627	3,158	2,411